Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Trade and Other Liabilities

All figures in £ millions	2023	2022
Current

Trade payables	317	348

Sales return liability	31	53

Deferred income	295	340

Interest payable	4	10

Accruals and other liabilities	628	503

	1,275	1,254

Non-current

Deferred income	73	60

Accruals and other liabilities	25	60

	98	120